Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The following table presents the Company’s revenue disaggregated by type for the three and nine months ended September 30, 2026 and September 30, 2025:

	Three Months Ended September 30
	2026	2025
Account fee income	$798,006	$963,098
Loan program income	869,273	510,754
Investment income	283,755	340,688
Safe Harbor Program income	1,251	19,230
Total	$1,952,285	$1,833,770

	Nine Months Ended September 30
	2026	2025
Account fee income	$2,490,567	$3,045,292
Loan program income	2,547,883	1,606,947
Investment income	788,515	901,527
Safe Harbor Program income	35,499	57,690
Total	$5,862,464	$5,611,456

The following table presents the Company’s revenue disaggregated by type for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Account fee income	$3,963,097	$6,447,201
Loan program income	2,478,082	6,625,576
Investment income	1,155,433	2,092,863
Safe Harbor Program income	76,920	76,920
Total	$7,673,532	$15,242,560